Leases (Tables)	6 Months Ended
Jun. 30, 2018
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Schedule of Future Minimum Lease Payments / Receipts - Finance Leases
16.1.	Future minimum lease payments / receipts – finance leases

	Receipts			Payments
Estimated lease payments / receivable	Future value	Annual interest	Present value	Future value	Annual interest	Present value
2018	60	(33)	27	27	(13)	14
2019—2022	578	(258)	320	155	(81)	74
2023 and thereafter	474	(87)	387	325	(217)	108

As of June 30, 2018	1,112	(378)	734	507	(311)	196

Current			52			23
Non-current			682			173

As of June 30, 2018			734			196

Current			54			25
Non-current			735			204

As of December 31, 2017			789			229

Schedule of Future Minimum Lease Payments - Operating Leases

Operating leases mainly include oil and gas production units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, land and building leases.

2018	6,206
2019	7,736
2020	6,783
2021	6,951
2022	6,127
2023 and thereafter	63,057

As of June 30, 2018	96,860